Net Earnings (Loss) Per Share	12 Months Ended
Apr. 28, 2012
Net Earnings (Loss) Per Share
7.	Net Earnings (Loss) Per Share

In accordance with ASC 260-10-45, Share-Based Payment Arrangements and Participating Securities and the Two-Class Method, the Company’s unvested restricted shares, unvested restricted stock units and shares issuable under the Company’s deferred compensation plan are considered participating securities. During periods of net income, the calculation of earnings per share for common stock are reclassified to exclude the income attributable to the unvested restricted shares, unvested restricted stock units and shares issuable under the Company’s deferred compensation plan from the numerator and exclude the dilutive impact of those shares from the denominator.

During periods of net loss, no effect is given to the participating securities because they do not share in the losses of the Company. Due to the net loss during fiscal 2012 and 2011, participating securities in the amounts of 3,463 and 3,228, respectively, were excluded in the calculation of loss per share using the two-class method because the effect would be antidilutive. The Company’s outstanding stock options and accretion/payments of dividends on preferred shares were also excluded from the calculation of loss per share using the two-class method because the effect would be antidilutive.

The following is a reconciliation of the Company’s basic and diluted earnings per share calculation:

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Numerator for basic earnings (loss) per share:
Income (loss) attributable to Barnes & Noble, Inc.	$(68,867)	(73,920)	36,676
Preferred stock dividends	(11,044)	—	—
Accretion of dividends on preferred stock	(894)	—	—
Less allocation of earnings and dividends to participating securities	—	—	(1,279)

Net income (loss) available to common shareholders	$(80,805)	(73,920)	35,397
Numerator for diluted earnings (loss) per share:
Net income (loss) available to common shareholders	$(80,805)	(73,920)	35,397
Effect of dilutive options	—	—	(10)

Net income (loss) available to common shareholders	$(80,805)	(73,920)	35,387
Denominator for basic and diluted earnings (loss) per share:
Basic weighted average common shares	57,337	56,588	55,344
Average dilutive options	—	—	809

Diluted weighted average common shares	57,337	56,588	56,153
Basic earnings (loss) per common share
Net income (loss) attributable to Barnes & Noble, Inc. available for common shareholders	$(1.41)	(1.31)	0.64
Diluted earnings (loss) per common share
Net income (loss) attributable to Barnes & Noble, Inc. available for common shareholders	$(1.41)	(1.31)	0.63